MANAGEMENT'S PLANS (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended	30 Months Ended
	Sep. 15, 2013	Jun. 30, 2013	Dec. 31, 2012	Nov. 30, 2015	Oct. 31, 2013
MANAGEMENT'S PLANS [Abstract]
Approximate cash position		$ 3,020,000	$ 3,300,000
Approximate monthly expenditures		250,000	250,000
Debt service			0
Operational funding			2014-04
Liquidity Arrangement Description			In May 2011, the Company signed an agreement with an instituitonal investor to sell up to $20 million of common stock. The institutional investor has commited to invest up to $20 million in the Company's common stock over a 30-month period with the remaining available amount of $15,300,003. Management believes it has raised sufficient capital to finance its operations through October 2013.
Liquidity Arrangement - Value Of Third Party Investment			20,000,000
Remaining Funds Available Under Liquidity Arrangement			13,950,003
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)				20,000,000	20,000,000
Remaining available amount					13,150,001
Additional funding provided by the exercise of outstanding warrants (Upper Limit), warrants	1,178,750
Additional funding provided by the exercise of outstanding warrants, exercise price 1	1.00
Additional funding provided by the exercise of outstanding warrants, exercise price 2	1.25
Additional funding provided by the exercise of outstanding warrants (Upper Limit)	$ 2,285,000		$ 1,500,000
Warrant expiration date			Sep. 30, 2013